Qualitative and quantitative information on financial risk (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities	The following table summarizes payments due under Stellantis’ significant contractual commitments as of
December 31, 2025 and 2024 and excludes off balance sheet commitments which are disclosed in Note 27,
Guarantees granted, commitments and contingent liabilities:

	At December 31, 2025
	Payments due by period
(€ million)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Debt(1)
Notes	22,647	2,514	5,901	5,084	9,148
Borrowings from banks	1,931	1,286	436	135	74
Asset-backed financing	15,479	7,247	4,766	2,668	798
Other debt	2,808	1,782	828	155	43
Interest on Debt(2)	5,786	1,610	2,098	1,152	926
Lease liabilities(3)	2,833	837	708	418	870
Trade payables	29,999	29,999	—	—	—
Derivative (assets)/liabilities	(392)	(266)	(125)	(1)	—
Total	81,091	45,009	14,612	9,611	11,859

	At December 31, 2024
	Payments due by period
(€ million)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Debt(1)
Notes	18,542	650	4,777	4,129	8,986
Borrowings from banks	3,562	3,109	293	77	83
Asset-backed financing	10,016	5,645	2,053	1,628	690
Other debt	1,990	1,596	306	15	73
Interest on Debt(2)	4,313	1,188	1,410	730	985
Lease liabilities(3)	2,852	866	643	358	985
Trade payable	29,684	29,684	—	—	—
Derivative (assets)/liabilities	200	315	(83)	(32)	—
Total	71,159	43,053	9,399	6,905	11,802
(1) Amounts presented related to the principal amounts of debt exclude the related interest expense that would be paid when due, fair value adjustments, discounts, premiums and loan origination fees. For additional information see Note 22, Debt, within the Consolidated
Financial Statements included elsewhere in this report
(2) Amounts include interest payments based on contractual terms and current interest rates on debt. Interest rates based on variable rates included above were determined using the current interest rates in effect at December 31, 2025 and 2024
(3) Lease liabilities consisted mainly of industrial buildings and plant, machinery and equipment used in Stellantis’ business. The amounts reported include all future cash outflows included in the undiscounted lease liabilities. See Note 22, Debt, within the Consolidated
Financial Statements included elsewhere in this report

Disclosure of maturity analysis for derivative financial liabilities	The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2025			2024
(€ million)	Due within one year	Due between one and five years	Total	Due within one year	Due between one and five years	Total
Currency risk management	16,057	1,738	17,795	19,279	1,125	20,404
Interest rate risk management	3,617	11,307	14,924	71	12,215	12,286
Interest rate and currency risk management	35	56	91	11	19	30
Commodity price risk management	1,253	320	1,573	2,079	818	2,897
Total Notional amount	20,962	13,421	34,383	21,440	14,177	35,617
The following table summarizes payments due under Stellantis’ significant contractual commitments as of
December 31, 2025 and 2024 and excludes off balance sheet commitments which are disclosed in Note 27,
Guarantees granted, commitments and contingent liabilities:

	At December 31, 2025
	Payments due by period
(€ million)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Debt(1)
Notes	22,647	2,514	5,901	5,084	9,148
Borrowings from banks	1,931	1,286	436	135	74
Asset-backed financing	15,479	7,247	4,766	2,668	798
Other debt	2,808	1,782	828	155	43
Interest on Debt(2)	5,786	1,610	2,098	1,152	926
Lease liabilities(3)	2,833	837	708	418	870
Trade payables	29,999	29,999	—	—	—
Derivative (assets)/liabilities	(392)	(266)	(125)	(1)	—
Total	81,091	45,009	14,612	9,611	11,859

	At December 31, 2024
	Payments due by period
(€ million)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Debt(1)
Notes	18,542	650	4,777	4,129	8,986
Borrowings from banks	3,562	3,109	293	77	83
Asset-backed financing	10,016	5,645	2,053	1,628	690
Other debt	1,990	1,596	306	15	73
Interest on Debt(2)	4,313	1,188	1,410	730	985
Lease liabilities(3)	2,852	866	643	358	985
Trade payable	29,684	29,684	—	—	—
Derivative (assets)/liabilities	200	315	(83)	(32)	—
Total	71,159	43,053	9,399	6,905	11,802
(1) Amounts presented related to the principal amounts of debt exclude the related interest expense that would be paid when due, fair value adjustments, discounts, premiums and loan origination fees. For additional information see Note 22, Debt, within the Consolidated
Financial Statements included elsewhere in this report
(2) Amounts include interest payments based on contractual terms and current interest rates on debt. Interest rates based on variable rates included above were determined using the current interest rates in effect at December 31, 2025 and 2024
(3) Lease liabilities consisted mainly of industrial buildings and plant, machinery and equipment used in Stellantis’ business. The amounts reported include all future cash outflows included in the undiscounted lease liabilities. See Note 22, Debt, within the Consolidated
Financial Statements included elsewhere in this report